PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,643	$ 61,724
Property, Plant and Equipment, Gross	310,147	310,147
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 277,886	$ 277,886